Segment Information	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment Information

3. Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company considers its chief executive officer to be the Company’s CODM. The CODM manages its operations and allocates resources based on the Company’s consolidated results and therefore operates as one segment.

The Company’s operations consist of its real-world data (“RWD”) platform, which enables life sciences and healthcare customers to access curated clinical and imaging datasets, as well as its legacy data exchange (BEAM) platform that facilitates the secure exchange and aggregation of medical imaging data. The Company decommissioned its legacy BEAM platform in May 2025 as part of its strategic transition to a unified real-world data platform. Revenue associated with the BEAM platform was generated through the date of decommissioning and will not continue in future periods.

The Company’s method for measuring segment profitability is operating loss, which the CODM uses to assess performance and make decisions for resource allocation, consistent with the measurement principles for operating loss as reported on the Company’s consolidated statements of operations. The CODM uses consolidated operating loss to set budgets, evaluate margins, review actual results, and to make decisions whether to engage in capital management transactions.

The significant expenses regularly reviewed by the CODM are consistent with those reported on the Company’s consolidated statements of operations, and expenses are not regularly reviewed on a more disaggregated basis for purposes of assessing segment performance and deciding how to allocate resources.

The Company’s disaggregation of revenue by major product offering is consistent with its presentation on the Company’s consolidated statements of operations. The table below provides the Company’s total revenue by geographic region based on the location of the customer (in thousands):

	Three Months Ended March 31,
	2026	2025
Americas	$91	$119
Rest of World	5	18
Total	$96	$137